Intangibles	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangibles [Text Block]
5. Intangibles

Details of the Intangibles are as follows:

	Year ended December 31,
	2021	2020
Intangibles - beginning of period	$24,390	$24,380
Additions	-	62
Amortization	(51)	(52)

Intangibles - end of period	24,339	24,390
Gross carrying value	24,442	24,442
Accumulated amortization	$(103)	$(52)

In October 2017, the Company entered into an agreement with EIP Credit Co., LLC to reserve wetland mitigation bank credits the Company can use for the Project for a minimum of five years in exchange for an initial down payment applicable to the purchase price, contractual transfer of certain lands and annual option payments not applicable to the purchase price. Annual option payments of $0.250 million are expensed as incurred whereas option exercise payments are recorded to Intangibles and transferred to Mineral Property, Plant and Equipment once placed into service. As at December 31, 2021, the carrying amount of wetland mitigation bank credit intangibles was $24.185 million (December 31, 2020 - $24.185 million).

During 2021, the Company capitalized $nil related to software costs (December 31, 2020 - $0.062 million). As at December 31, 2021, the carrying amount of software intangibles was $0.154 million (December 31, 2020 - $0.205 million).